TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 05, 2013	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Carry forward tax losses estimated by subsidiaries		$ 331
Tax rate		23.00%	23.00%	23.00%
Unrecognized tax benefits		$ 2,003	$ 2,388	$ 2,057
Potential withholding and distribution taxes		$ 700
Minimum [Member]
Carry forward tax losses for subsidiaries, term		1 year
Tax rate						21.00%
Maximum [Member]
Carry forward tax losses for subsidiaries, term		20 years
Tax rate						35.00%
Preferred enterprise in 2014 and thereafter [Member]
Tax rate	16.00%
Preferred enterprise [Member]
Tax rate	20.00%				23.00%
Non-Israeli subsidiaries [Member] | Minimum [Member]
Tax rate		16.00%
Non-Israeli subsidiaries [Member] | Maximum [Member]
Tax rate		30.00%
Subsidiary of Common Parent [Member]
Carry forward operating tax losses		$ 4,560
Parent Company [Member]
Carry forward operating tax losses		$ 9,668